UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08229

UBS Index Trust
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:  212-882 5000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2005

Item 1.  Schedule of Investments

UBS S&P 500 Index Fund

SCHEDULE OF INVESTMENTS–February 28, 2005 (unaudited)

Number of Shares		Value ($)
Common Stocks—100.17%

Aerospace & Defense—2.11%
17,400	Boeing Co.	956,478
4,200	General Dynamics Corp.	442,470
2,800	Goodrich Corp.	103,684
18,300	Honeywell International, Inc.	694,851
2,500	L-3 Communications Holdings, Inc.	180,250
9,400	Lockheed Martin Corp.	556,668
7,800	Northrop Grumman Corp.	412,620
9,100	Raytheon Co.	347,984
3,900	Rockwell Collins, Inc.	179,595
10,600	United Technologies Corp.	1,058,728
		4,933,328

Air Freight & Couriers—1.06%
6,300	FedEx Corp.	616,014
1,500	Ryder System, Inc.	63,690
23,300	United Parcel Service, Inc., Class B	1,805,517
		2,485,221

Airlines—0.09%
16,000	Southwest Airlines Co.	221,600

Auto Components—0.18%
14,300	Delphi Automotive Systems Corp.	98,241
4,300	Goodyear Tire & Rubber Co.*(1)	62,178
4,300	Johnson Controls, Inc.	254,130
		414,549

Automobiles—0.40%
38,000	Ford Motor Co.	480,700
12,400	General Motors Corp.	442,308
		923,008

Banks—6.81%
7,900	AmSouth Bancorp	197,342
83,600	Bank of America Corp.	3,899,940
16,600	Bank of New York Co., Inc.	502,150
11,300	BB&T Corp.(1)	442,395
3,800	Comerica, Inc.	216,904
2,900	Compass Bancshares, Inc.	131,689
12,300	Fifth Third Bancorp	550,671
6,500	Golden West Financial Corp.	402,285
4,600	Huntington Bancshares, Inc.	103,592
8,900	KeyCorp	293,700
2,500	M&T Bank Corp.	247,525
4,900	Marshall & Ilsley Corp.	198,401
9,500	Mellon Financial Corp.	272,460
14,300	National City Corp.	511,511
4,900	Northern Trust Corp.	207,025
10,050	North Fork Bancorp, Inc.	289,541
5,800	PNC Financial Services Group	305,312
10,000	Regions Financial Corp.	322,600
7,700	Sovereign Bancorp, Inc.	176,638
7,600	SunTrust Banks, Inc.	550,544
7,000	Synovus Financial Corp.	190,120
38,200	U.S. Bancorp, Inc.	1,136,450
33,119	Wachovia Corp.	1,755,638
18,500	Washington Mutual, Inc.	776,260
35,100	Wells Fargo & Co.	2,084,238
1,900	Zions Bancorp	125,590
		15,890,521

Number of Shares		Value ($)
Beverages—2.31%
16,200	Anheuser-Busch Cos., Inc.	768,690
2,400	Brown-Forman Corp., Class B	122,160
50,300	Coca-Cola Co.	2,152,840
10,100	Coca-Cola Enterprises, Inc.	215,635
1,500	Molson Coors Brewing Co., Class B	104,295
5,500	Pepsi Bottling Group, Inc.	149,710
34,900	PepsiCo, Inc.	1,879,714
		5,393,044

Biotechnology—1.20%
26,300	Amgen, Inc.*	1,620,343
6,800	Biogen Idec, Inc.*	262,820
4,200	Chiron Corp.*	149,436
5,400	Genzyme Corp.*	302,886
9,400	Gilead Sciences, Inc.*	324,770
5,600	Medimmune, Inc.*	134,848
		2,795,103

Building Products—0.23%
4,800	American Standard Cos., Inc.*	219,840
9,600	Masco Corp.(1)	323,712
		543,552

Chemicals—1.72%
4,800	Air Products & Chemicals, Inc.	300,576
19,400	Dow Chemical Co.	1,069,910
2,000	Eastman Chemical Co.	115,480
5,900	Ecolab, Inc.	187,089
20,700	E.I. du Pont de Nemours & Co.	1,103,310
2,300	International Flavors & Fragrances, Inc.	94,967
5,400	Monsanto Co.	317,412
3,900	PPG Industries, Inc.	280,605
7,200	Praxair, Inc.	322,776
4,700	Rohm & Haas Co.	226,399
		4,018,524

Commercial Services & Supplies—1.75%
7,300	Allied Waste Industries, Inc.*	60,006
3,700	Apollo Group, Inc., Class A*	272,468
11,900	Automatic Data Processing, Inc.	511,224
2,600	Avery Dennison Corp.(1)	157,820
21,500	Cendant Corp.	475,580
3,800	Cintas Corp.	166,364
5,000	Donnelley, R. R. & Sons Co.	166,050
3,100	Equifax, Inc.	94,209
17,500	First Data Corp.	717,850
4,300	Fiserv, Inc.*(1)	163,142
3,600	H&R Block, Inc.	191,880
2,700	Monster Worldwide, Inc.*	77,895
8,200	Paychex, Inc.	261,826
4,900	Pitney Bowes, Inc.	224,714
3,900	Robert Half International, Inc.	113,763
3,100	Sabre Holdings Corp.	65,348
12,000	Waste Management, Inc.	350,880
		4,071,019

Communications Equipment—2.40%
18,800	ADC Telecommunications, Inc.*	43,240
3,700	Andrew Corp.*	44,770

Number of Shares		Value ($)
9,800	Avaya, Inc.*(1)	137,200
13,900	CIENA Corp.*	27,522
136,500	Cisco Systems, Inc.*	2,377,830
4,400	Comverse Technology, Inc.*	102,124
30,000	Corning, Inc.*	344,100
32,000	JDS Uniphase Corp.*	60,800
94,000	Lucent Technologies, Inc.*	288,580
50,100	Motorola, Inc.	784,566
33,700	Qualcomm, Inc.	1,216,907
3,300	Scientific-Atlanta, Inc.	101,970
10,200	Tellabs, Inc.*	72,318
		5,601,927

Computers & Peripherals—3.79%
16,600	Apple Computer, Inc.*	744,676
51,100	Dell, Inc.*	2,048,599
49,200	EMC Corp.*	622,872
8,700	Gateway, Inc.*	40,890
62,100	Hewlett-Packard Co.	1,291,680
34,600	International Business Machines Corp.	3,203,268
2,500	Lexmark International, Inc.*	200,325
4,000	NCR Corp.*	155,960
7,700	Network Appliance, Inc.*	231,077
72,000	Sun Microsystems, Inc.*	303,840
		8,843,187

Construction & Engineering—0.05%
1,900	Fluor Corp.	119,225

Construction Materials—0.06%
2,400	Vulcan Materials Co.	138,864

Containers & Packaging—0.14%
2,600	Ball Corp.	115,440
1,900	Sealed Air Corp.*	99,313
1,400	Temple-Inland, Inc.	112,280
		327,033
Diversified Financials—8.40%
26,000	American Express Co.	1,407,900
2,200	Bear Stearns Cos., Inc.	218,900
4,900	Capital One Financial Corp.(1)	375,732
29,300	Charles Schwab Corp.	307,650
4,600	CIT Group, Inc.	185,610
107,900	Citigroup, Inc.	5,148,988
12,300	Countrywide Financial Corp.	427,425
8,200	E*TRADE Financial Corp.*	108,814
14,500	Federal Home Loan Mortgage Corp.	899,000
20,100	Federal National Mortgage Association	1,175,046
5,100	Franklin Resources, Inc.	357,969
10,000	Goldman Sachs Group, Inc.	1,088,000
5,500	Janus Capital Group, Inc.	77,165
74,100	J.P. Morgan Chase & Co.	2,708,355
5,500	Lehman Brothers Holdings, Inc.	501,490
26,200	MBNA Corp.	664,694
19,300	Merrill Lynch & Co., Inc.	1,130,594
3,100	Moody’s Corp.	260,121
22,800	Morgan Stanley & Co., Inc.	1,287,516
6,600	Principal Financial Group, Inc.	257,532
6,500	Providian Financial Corp.*(1)	111,475
8,700	SLM Corp.(1)	424,560
6,800	State Street Corp.(1)	298,180
2,900	T. Rowe Price Group, Inc.	178,031
		19,600,747

Number of Shares		Value ($)
Diversified Telecommunication Services—2.77%
6,600	ALLTEL Corp.	377,520
17,200	AT&T Corp.	334,196
37,500	BellSouth Corp.(1)	967,500
3,100	CenturyTel, Inc.	104,284
7,600	Citizens Communications Co.	101,384
39,500	Qwest Communications International, Inc.*	154,050
68,500	SBC Communications, Inc.	1,647,425
30,200	Sprint Corp.	715,136
57,500	Verizon Communications	2,068,275
		6,469,770

Electric Utilities—2.46%
3,300	Allegheny Energy, Inc.*	62,469
4,400	Ameren Corp.(1)	226,468
8,800	American Electric Power Co., Inc.	293,920
4,200	Cinergy Corp.	169,890
5,400	Consolidated Edison, Inc.(1)	230,850
3,600	Constellation Energy Group, Inc.	185,292
7,100	Dominion Resources, Inc.	511,413
4,100	DTE Energy Co.	181,302
7,100	Edison International, Inc.	230,608
4,900	Entergy Corp.	338,688
13,600	Exelon Corp.	616,896
7,200	FirstEnergy Corp.	296,928
3,800	FPL Group, Inc.	301,530
8,500	PG&E Corp.*	299,030
4,200	PPL Corp.	229,068
5,900	Progress Energy, Inc.(2)	221,034
5,200	Public Service Enterprise Group, Inc.	283,660
15,900	Southern Co.	510,708
5,100	TXU Corp.	388,875
9,200	Xcel Energy, Inc.	163,024
		5,741,653

Electrical Equipment—0.49%
4,200	American Power Conversion Corp.	92,484
2,000	Cooper Industries Ltd., Class A	138,740
8,700	Emerson Electric Co.	576,984
4,300	Molex, Inc.	108,059
3,600	Rockwell Automation, Inc.	223,740
		1,140,007

Electronic Equipment & Instruments—0.42%
10,300	Agilent Technologies, Inc.*	247,200
4,400	Jabil Circuit, Inc.*	113,124
3,000	PerkinElmer, Inc.	66,540
11,600	Sanmina-SCI Corp.*	64,380
21,100	Solectron Corp.*	104,445
5,400	Symbol Technologies, Inc.	95,742
2,000	Tektronix, Inc.	57,840
3,500	Thermo Electron Corp.*	96,110
2,600	Waters Corp.*	127,010
		972,391

Energy Equipment & Services—1.11%
7,400	Baker Hughes, Inc.	349,872
3,600	BJ Services Co.	179,856
9,500	Halliburton Co.	417,715
3,400	Nabors Industries, Inc.*	195,160
3,100	Noble Corp.*	176,917
12,200	Schlumberger Ltd.	920,490
7,000	Transocean Sedco Forex, Inc.*	339,360
		2,579,370

Number of Shares		Value ($)
Food & Drug Retailing—1.09%
7,900	Albertson’s, Inc.	176,881
8,600	CVS Corp.	428,538
15,700	Kroger Co.*	282,443
9,700	Safeway, Inc.*	178,480
3,000	SUPERVALU, Inc.(1)	95,310
13,600	Sysco Corp.(1)	468,112
21,200	Walgreen Co.(1)	907,996
		2,537,760

Food Products—1.30%
13,900	Archer-Daniels-Midland Co.(1)	334,990
8,200	Campbell Soup Co.	227,140
10,400	ConAgra Foods, Inc.	284,128
7,400	General Mills, Inc.	387,538
7,600	Heinz, H.J. & Co.	286,064
4,900	Hershey Foods Corp.	308,700
8,800	Kellogg Co.(1)	387,200
3,100	McCormick & Co., Inc.	117,769
17,000	Sara Lee Corp.	380,800
4,800	Wm. Wrigley Jr. Co.	319,488
		3,033,817

Gas Utilities—0.30%
3,800	KeySpan Corp.	150,290
2,700	Kinder Morgan, Inc.	216,459
6,200	NiSource, Inc.	140,368
4,600	Sempra Energy	184,000
		691,117

Health Care Equipment & Supplies—2.15%
4,600	Applera Corp. - Applied Biosystems Group	94,484
1,200	Bausch & Lomb, Inc.	84,948
13,200	Baxter International, Inc.	470,712
5,400	Becton, Dickinson and Co.	323,298
5,400	Biomet, Inc.	227,988
17,200	Boston Scientific Corp.*	561,752
2,300	C.R. Bard, Inc.	152,950
2,500	Fisher Scientific International, Inc.*	151,625
6,500	Guidant Corp.	477,035
24,900	Medtronic, Inc.	1,297,788
7,700	St. Jude Medical, Inc.*	301,070
8,600	Stryker Corp.	427,076
5,200	Zimmer Holdings, Inc.*	446,680
		5,017,406

Health Care Providers & Services—2.29%
3,100	Aetna, Inc.	452,662
2,300	AmerisourceBergen Corp.	137,770
9,100	Cardinal Health, Inc.	532,805
9,200	Caremark Rx, Inc.*	352,176
2,900	CIGNA Corp.	263,320
1,700	Express Scripts, Inc.*	127,993
8,700	HCA, Inc.	410,727
5,600	Health Management Associates, Inc., Class A(1)	128,632
3,600	Humana, Inc.*	119,772
5,100	IMS Health, Inc.	124,185
3,000	Laboratory Corp. of America Holdings*	143,670
6,400	McKesson Corp.	238,976
2,200	Quest Diagnostics, Inc.	218,680
10,900	Tenet Healthcare Corp.*	118,919
13,400	UnitedHealth Group, Inc.	1,221,544
6,100	WellPoint, Inc.*	744,566
		5,336,397

Hotels, Restaurants & Leisure—1.54%
13,100	Carnival Corp.	712,378
3,500	Darden Restaurants, Inc.	93,800
2,400	Harrah’s Entertainment, Inc.(1)	157,416
7,600	Hilton Hotels Corp.	160,056
7,400	International Game Technology	225,404
4,800	Marriott International, Inc., Class A(1)	307,680
25,700	McDonald’s Corp.	850,156

Number of Shares		Value ($)
8,500	Starbucks Corp.*	440,385
4,500	Starwood Hotels & Resorts Worldwide, Inc., Class B	257,580
2,600	Wendy’s International, Inc.	98,410
6,100	Yum! Brands, Inc.	297,558
		3,600,823

Household Durables—0.53%
1,800	Black & Decker Corp.	149,256
2,700	Centex Corp.	171,693
2,900	Fortune Brands, Inc.	234,900
1,000	KB HOME	124,800
4,500	Leggett & Platt, Inc.	124,515
6,400	Newell Rubbermaid, Inc.(1)	142,656
2,700	Pulte Homes, Inc.	210,654
1,300	Whirlpool Corp.	82,875
		1,241,349

Household Products—1.83%
3,500	Clorox Co.	210,140
11,300	Colgate-Palmolive Co.	597,996
10,000	Kimberly Clark Corp.	659,800
52,600	Procter & Gamble Co.	2,792,534
		4,260,470

Industrial Conglomerates—4.70%
16,100	3M Co.	1,351,434
219,900	General Electric Co.	7,740,480
3,200	Reynolds American Inc.(1)	262,240
2,800	Textron, Inc.	216,580
41,600	Tyco International Ltd.	1,392,768
		10,963,502

Insurance—4.41%
6,100	ACE Ltd.	271,206
10,700	AFLAC, Inc.	410,131
14,000	Allstate Corp.	751,520
2,300	Ambac Financial Group, Inc.	178,894
54,000	American International Group, Inc.	3,607,200
6,900	AON Corp.	169,119
3,800	Chubb Corp.(1)	300,618
3,800	Cincinnati Financial Corp.	169,974
6,200	Hartford Financial Services Group, Inc.	446,090
2,900	Jefferson-Pilot Corp.	141,984
3,800	Lincoln National Corp.	178,030
3,900	Loews Corp.	277,992
11,300	Marsh & McLennan Cos., Inc.	368,945
3,100	MBIA, Inc.(1)	181,660
15,600	Metlife, Inc.	640,224
2,100	MGIC Investment Corp.	131,754
4,000	Progressive Corp.	348,400
10,700	Prudential Financial, Inc.	609,900
2,800	SAFECO Corp.(1)	133,532
13,700	St. Paul Cos., Inc.	524,984
2,300	Torchmark Corp.	119,853
5,500	UnumProvident Corp.	93,060
3,000	XL Capital Ltd., Class A(1)	225,000
		10,280,070

Internet & Catalog Retail—0.51%
27,500	eBay, Inc.*	1,178,100

Internet Software & Services—0.39%
28,500	Yahoo!, Inc.*	919,695

Number of Shares		Value ($)
IT Consulting & Services—0.34%
2,800	Affiliated Computer Services, Inc.*	144,760
4,100	Computer Sciences Corp.*(1)	189,543
11,100	Electronic Data Systems Corp.	236,430
6,300	SunGard Data Systems, Inc.*	164,493
7,700	Unisys Corp.*	59,136
		794,362

Leisure Equipment & Products—0.41%
2,200	Brunswick Corp.	102,608
6,200	Eastman Kodak Co.	210,738
5,900	Harley-Davidson, Inc.	365,092
4,200	Hasbro, Inc.	88,704
9,200	Mattel, Inc.	192,464
		959,606

Machinery—1.52%
7,200	Caterpillar, Inc.	684,360
1,100	Cummins, Inc.	80,751
6,200	Danaher Corp.	335,854
5,300	Deere & Co.	376,883
4,600	Dover Corp.	177,882
3,400	Eaton Corp.	237,150
6,400	Illinois Tool Works, Inc.	574,400
3,700	Ingersoll Rand Co., Class A	311,725
2,000	ITT Industries, Inc.	175,900
1,800	Navistar International Corp.*	71,028
3,800	PACCAR, Inc.	285,988
3,200	Pall Corp.	86,624
2,400	Parker-Hannifin Corp.(1)	157,920
		3,556,465

Media—3.79%
12,300	Clear Channel Communications, Inc.	409,344
46,100	Comcast Corp., Class A*	1,500,555
5,300	Gannett Co., Inc.	417,375
9,400	Interpublic Group of Cos., Inc.*	123,516
2,000	Knight-Ridder, Inc.	131,000
3,900	McGraw-Hill Cos., Inc.	358,215
3,700	New York Times Co., Class A	135,642
54,400	News Corp., Class A	905,216
3,700	Omnicom Group, Inc.(1)	336,959
95,300	Time Warner, Inc.*	1,642,019
6,600	Tribune Co.	268,818
7,100	Univision Communications, Inc., Class A*	187,369
35,600	Viacom, Inc., Class B	1,242,440
42,100	Walt Disney Co.(1)	1,176,274
		8,834,742

Metals & Mining—0.78%
18,700	Alcoa, Inc.	600,644
2,200	Allegheny Technologies, Inc.	54,142
4,000	Freeport-McMoRan Copper & Gold, Inc., Class B	167,280
9,400	Newmont Mining Corp. (Holding Co.)(1)	423,188
3,100	Nucor Corp.	193,254
2,100	Phelps Dodge Corp.	223,545
2,500	United States Steel Corp.	155,900
		1,817,953

Multi-Line Retail—3.28%
10,000	Costco Wholesale Corp.	465,900
7,200	Dollar General Corp.	152,856
3,900	Family Dollar Stores, Inc.	128,388
3,700	Federated Department Stores, Inc.	208,865
6,200	J.C. Penney Co., Inc. (Holding Co.)	275,838
7,400	Kohl’s Corp.*	354,238
5,800	May Department Stores Co.	200,158
3,000	Nordstrom, Inc.	161,280
4,500	Sears, Roebuck & Co.	224,685
18,400	Target Corp.	935,088
88,000	Wal-Mart Stores, Inc.	4,541,680
		7,648,976

Number of Shares		Value ($)
Multi-Utilities—0.50%
14,200	AES Corp.*	237,708
12,600	Calpine Corp.*(1)	41,706
7,600	Centerpoint Energy, Inc.	91,048
20,700	Duke Energy Corp.(1)	558,693
12,100	Williams Cos., Inc.	227,843
		1,156,998

Office Electronics—0.14%
20,400	Xerox Corp.*	318,240

Oil & Gas—7.50%
2,000	Amerada Hess Corp.(1)	200,800
5,300	Anadarko Petroleum Corp.	407,358
6,600	Apache Corp.(1)	415,008
1,700	Ashland, Inc.	110,993
8,400	Burlington Resources, Inc.	416,892
43,900	ChevronTexaco Corp.	2,725,312
14,200	ConocoPhillips, Inc.	1,574,638
10,400	Devon Energy Corp.	486,616
12,600	El Paso Corp.	155,358
2,600	EOG Resources, Inc.	236,912
134,400	ExxonMobil Corp.	8,508,864
3,400	Kerr-McGee Corp.	264,044
7,300	Marathon Oil Corp.	345,582
8,400	Occidental Petroleum Corp.	590,268
1,400	Sunoco, Inc.	138,740
5,400	Unocal Corp.(1)	292,140
5,100	Valero Energy Corp.	363,324
5,500	XTO Energy, Inc.	250,360
		17,483,209

Paper & Forest Products—0.50%
5,700	Georgia-Pacific Corp.	204,117
10,500	International Paper Co.	392,175
2,500	Louisiana-Pacific Corp.	65,675
4,800	MeadWestvaco Corp.	150,528
5,200	Weyerhaeuser Co.	348,036
		1,160,531

Personal Products—0.67%
2,200	Alberto-Culver Co., Class B	114,994
10,100	Avon Products, Inc.	431,977
20,400	Gillette Co.	1,025,100
		1,572,071

Pharmaceuticals—6.95%
32,200	Abbott Laboratories	1,480,878
2,600	Allergan, Inc.	195,468
40,000	Bristol-Myers Squibb Co.	1,001,200
23,300	Eli Lilly & Co.	1,304,800
7,900	Forest Laboratories, Inc.*	337,330
3,400	Hospira, Inc.*	100,640
61,300	Johnson & Johnson	4,021,280
5,500	King Pharmaceuticals, Inc.*	52,525
5,900	Medco Health Solutions, Inc.*	262,078
45,900	Merck & Co., Inc.	1,455,030
5,900	Mylan Laboratories, Inc.(1)	103,840
156,500	Pfizer, Inc.	4,114,385
30,300	Schering-Plough Corp.	574,185
2,500	Watson Pharmaceuticals, Inc.*	79,350
27,500	Wyeth	1,122,550
		16,205,539

Real Estate—0.54%
4,700	Archstone-Smith Trust	159,001
9,300	Equity Office Properties Trust	280,581
6,600	Equity Residential Properties Trust	216,546
4,200	Plum Creek Timber Co., Inc.	157,710
3,700	ProLogis	147,112
4,800	Simon Property Group, Inc.	297,408
		1,258,358

Number of Shares		Value ($)
Road & Rail—0.54%
7,900	Burlington Northern Santa Fe, Inc.	397,133
4,800	CSX Corp.	198,288
8,500	Norfolk Southern Corp.(1)	305,065
5,600	Union Pacific Corp.	355,320
		1,255,806

Semiconductor Equipment & Products—3.17%
8,300	Advanced Micro Devices, Inc.*(1)	144,835
8,100	Altera Corp.*	167,994
7,500	Analog Devices, Inc.	275,400
34,800	Applied Materials, Inc.*	609,000
7,100	Broadcom Corp., Class A*	228,975
8,486	Freescale Semiconductor, Inc., Class B*	162,761
131,300	Intel Corp.	3,148,574
4,200	KLA-Tencor Corp.*(1)	207,522
6,000	Linear Technology Corp.	234,360
9,100	LSI Logic Corp.*	58,058
6,400	Maxim Integrated Products, Inc.	275,328
13,300	Micron Technology, Inc.*	152,950
7,800	National Semiconductor Corp.(1)	155,610
3,200	Novellus Systems, Inc.*	94,512
3,700	NVIDIA Corp.*	107,263
4,200	PMC-Sierra, Inc.*	41,790
2,100	QLogic Corp.*	84,609
4,400	Teradyne, Inc.*	67,848
35,700	Texas Instruments, Inc.	944,979
7,500	Xilinx, Inc.	226,500
		7,388,868

Software—4.03%
4,800	Adobe Systems, Inc.	296,400
4,900	Autodesk, Inc.	145,628
4,900	BMC Software, Inc.*	73,255
3,700	Citrix Systems, Inc.*	83,250
12,600	Computer Associates International, Inc.	341,334
8,700	Compuware Corp.*	58,812
6,500	Electronic Arts, Inc.*	419,185
4,100	Intuit, Inc.*	175,480
1,900	Mercury Interactive Corp.*	87,172
226,400	Microsoft Corp.	5,700,752
8,500	Novell, Inc.*	44,540
106,100	Oracle Corp.*	1,369,751
11,400	Siebel Systems, Inc.*	97,242
13,500	Symantec Corp.*	297,135
9,100	VERITAS Software Co.*	220,402
		9,410,338

Specialty Retail—2.38%
5,900	AutoNation, Inc.*	115,227
1,700	AutoZone, Inc.*	164,730
6,500	Bed, Bath & Beyond, Inc.*	243,880
6,800	Best Buy Co., Inc.	367,336
4,400	Circuit City Stores-Circuit City Group	68,772
18,700	Gap, Inc.	398,871
45,100	Home Depot, Inc.	1,804,902
8,700	Limited Brands	206,886
16,000	Lowe’s Cos., Inc.	940,480
6,900	Office Depot, Inc.*	132,825
2,100	OfficeMax, Inc.	66,297
3,500	RadioShack Corp.	103,460
3,400	Sherwin-Williams Co.	150,620
10,700	Staples, Inc.	337,264
3,300	Tiffany & Co.	99,495
10,300	TJX Cos., Inc.	251,526
4,800	Toys “R” Us, Inc.*	109,776
		5,562,347

Number of Shares		Value ($)
Textiles & Apparel—0.45%
4,100	Coach, Inc.*	227,673
3,000	Jones Apparel Group, Inc.	95,310
2,500	Liz Claiborne, Inc.	105,750
5,400	Nike, Inc., Class B	469,530
2,600	V. F. Corp.	155,376
		1,053,639

Tobacco—1.27%
42,500	Altria Group, Inc.	2,790,125
3,200	UST, Inc.	174,880
		2,965,005

Trading Companies & Distributors—0.13%
3,700	Genuine Parts Co.	160,136
2,200	W.W. Grainger, Inc.	138,116
		298,252

Wireless Telecommunication Services—0.29%
22,800	Nextel Communications, Inc., Class A*	671,004

Total Common Stocks (cost—$199,473,012)		233,656,458

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)

Short-Term U.S. Government Obligation—0.02%
50	U.S. Treasury Bills (cost—$49,467)	07/21/05	2.685	@	49,467
Number of Shares (000)

Investments of Cash Collateral from Securities Loaned—3.66%
Money Market Funds†—3.66%
1	AIM Liquid Assets Portfolio	03/01/05	2.424		573
2	AIM Prime Portfolio	03/01/05	2.461		2,007
5,592	Barclays Prime Money Market Fund	03/01/05	2.445		5,591,718
2	Dreyfus Institutional Cash Advantage Fund	03/01/05	2.434		2,212
2,942	UBS Private Money Market Fund LLC**	03/01/05	2.431		2,941,519
Total Money Market Funds (cost—$8,538,029)					8,538,029

Total Investments (cost—$208,060,508) (3)(4)(5)—103.85%					242,243,954
Liabilities in excess of other assets—(3.85)%					(8,992,570)
Net Assets—100.00%					233,251,384

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at February 28, 2005.
(2)	Includes 800 Contingent Value Obligations, which are considered illiquid and are fair valued at zero by a valuation committee under the direction of the Board of Trustees.
(3)	Includes $8,123,218 of investments in securities on loan, at value.
(4)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at February 28, 2005 were $43,372,586 and $9,189,140, respectively, resulting in net unrealized appreciation of investments of $34,183,446.

(5)

The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. (“UBS Global AM”), the investment advisor, administrator and principal underwriter of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

†	Interest rates shown reflect yield at February 28, 2005.
@	Interest rate shown is the discount rate at date of purchase.

**	Affiliated issuer. See table below for more information.

Security Description	Value at 05/31/04 ($)	Purchases During the Nine Months Ended 02/28/05 ($)	Sales During the Nine Months Ended 02/28/05 ($)	Value at 02/28/05 ($)	Income Earned from Affiliate for the Nine Months Ended 02/28/05 ($)
UBS Private Money Market Fund LLC	1,513,300	105,409,670	103,981,451	2,941,519	4,994

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated November 30, 2004.

Item 2.  Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)   Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Index Trust

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	April 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	April 22, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	April 22, 2005